SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUSES

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

FS VARIABLE SEPARATE ACCOUNT

Polaris II Variable Annuity

Effective on October 22, 2018, the following Underlying Fund of the Anchor Series Trust (“AST”) has been renamed as indicated below.

Former Underlying Fund Name	New Underlying Fund Name	Managed By	Trust
SA Edge Asset Allocation	SA PGI Asset Allocation	Principal Global Investors, LLC	AST
Effective on October 22, 2018, the following Target Underlying Funds have been reorganized and merged into the Acquiring Underlying Funds as indicated below.
Target Underlying Fund	Acquiring Underlying Fund	Managed By	Trust
SA Boston Company Capital Growth	SA AB Growth	AllianceBernstein L.P.	SAST
SA Wellington Growth
SA Wellington Natural Resources
SA WellsCap Fundamental Growth
SA MFS Telecom Utility	SA Legg Mason BW Large Cap Value	Brandywine Global Investment Management, LLC	SAST

The investment requirements for the following living benefits have been amended to reflect the changes as a result of the fund mergers described above.

MARKETLOCK FOR LIFE PLUS

If you purchased your contract prior to May 4, 2009 and elected MarketLock For Life Plus optional living benefit, the following replace the investment requirements Option 4:

4. Investment in accordance with requirements outlined in the table below:

Investment Group	Investment Requirement	Variable Portfolios and/or Fixed Accounts
A. Bond, Cash and Fixed Accounts	Minimum 20% Maximum 100%

SA DFA Ultra Short Bond

SA Federated Corporate Bond

SA Goldman Sachs Global Bond

SA JPMorgan MFS Core Bond

SA Wellington Government and Quality Bond

SA Wellington Real Return

Fixed Accounts

1-Year Fixed (if available)

B. Equity Maximum	Minimum 0% Maximum 80%

American Funds Global Growth

American Funds Growth

American Funds Growth-Income

Franklin Founding Funds Allocation VIP Fund

Franklin Income VIP Funds

Invesco V.I. American Franchise Fund

Invesco V.I. Comstock Fund

Invesco V.I. Growth and Income Fund

Lord Abbett Growth and Income

SA AB Growth

SA AB Small & Mid Cap Value

SA Dogs of Wall Street

SA Janus Focused Growth

SA JPMorgan Diversified Balanced

SA JPMorgan Equity-Income

SA JPMorgan Global Equities

SA Legg Mason BW Large Cap Value

SA Legg Mason BW Large Cap Value

SA MFS Blue Chip Growth

SA MFS Massachusetts Investor Trust

SA Morgan Stanley International Equities

SA MFS Total Return

SA Oppenheimer Main Street Large Cap

SA PGI Asset Allocation

SA PineBridge High Yield Bond

SA Putnam International Growth and Income

SA Templeton Foreign Value

SA Wellington Capital Appreciation

SA WellsCap Aggressive Growth

C. Limited Equity	Minimum 0% Maximum 20%	SA Columbia Technology SA Fidelity Institutional AM® Real Estate SA Franklin Small Company Value SA Invesco Growth Opportunities SA JPMorgan Emerging Markets SA JPMorgan Mid-Cap Growth

ALLOCATIONS

If you elected a living benefit which allowed Allocations as part of the investment requirement, the Allocations are amended as below:

Variable Portfolios	Allocation A	Allocation B	Allocation C
American Funds Global Growth	2.0%	3.0%	4.0%
American Funds Growth-Income	0.0%	0.0%	1.0%
Invesco V.I. Comstock Fund	5.0%	5.0%	6.0%
Invesco V.I. Growth and Income Fund	6.0%	7.0%	8.0%
SA AB Growth	3.0%	4.0%	4.0%
SA AB Small & Mid Cap Value	1.0%	1.0%	1.0%
SA DFA Ultra Short Bond	2.0%	1.0%	0.0%
SA Dogs of Wall Street	3.0%	3.0%	3.0%
SA Federated Corporate Bond	10.0%	8.0%	7.0%
SA Franklin Small Company Value	0.0%	2.0%	2.0%
SA Fidelity Institutional AM® Real Estate	0.0%	0.0%	0.0%
SA Goldman Sachs Global Bond	4.0%	4.0%	2.0%
SA Janus Focused Growth	0.0%	1.0%	1.0%
SA JPMorgan Emerging Markets	0.0%	1.0%	2.0%
SA JPMorgan Equity-Income	6.0%	7.0%	8.0%
SA JPMorgan MFS Core Bond	17.0%	13.0%	10.0%
SA Legg Mason BW Large Cap Value	4.0%	4.0%	4.0%
SA MFS Blue Chip Growth	2.0%	3.0%	4.0%
SA Morgan Stanley International Equities	3.0%	3.0%	4.0%
SA Oppenheimer Main Street Large Cap	3.0%	4.0%	4.0%
SA PineBridge High-Yield Bond	4.0%	3.0%	2.0%
SA Templeton Foreign Value	3.0%	3.0%	3.0%
SA Wellington Capital Appreciation	3.0%	3.0%	4.0%
SA Wellington Government and Quality Bond	8.0%	8.0%	7.0%
SA Wellington Real Return	5.0%	3.0%	2.0%
SA MFS Massachusetts Investors Trust	6.0%	6.0%	7.0%
Total	100%	100%	100%

Dated: April 18, 2019

Please keep this supplement with your prospectus.